Finance income and costs (Tables)	12 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Schedule of finance income and costs

		2021	2020	2019
	Notes	£m	£m	£m
Finance income
Interest income on financial instruments:
Bank deposits and other financial assets		33	48	54
Dividends received on equities held at fair value through other comprehensive income (FVOCI)		2	2	2
Other income		—	20	17
		35	70	73
Finance costs
Net interest on pensions and other post-retirement benefit obligations	25	(38)	(23)	(22)
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts		(72)	(73)	(72)
Other borrowings¹		(854)	(997)	(970)
Interest expense on financial liabilities held at fair value through profit and loss (FVTPL)		(20)	(22)	(20)
Interest on derivatives		7	(39)	(43)
Unwinding of discount on provisions	26	(78)	(77)	(74)
Other interest		(53)	(10)	—
Less: interest capitalised²		131	122	135
		(977)	(1,119)	(1,066)
Remeasurements – Finance income
Net gains/(losses) on FVTPL financial assets		23	(16)	15
		23	(16)	15
Remeasurements – Finance costs
Net gains/(losses) on FVTPL financial liabilities		90	(49)	(51)
Net gains/(losses) on financing derivatives³:
Derivatives designated as hedges for hedge accounting		44	(13)	(37)
Derivatives not designated as hedges for hedge accounting		(85)	14	(3)
		49	(48)	(91)
Total remeasurements – Finance income and costs		72	(64)	(76)

Finance income		58	54	88
Finance costs		(928)	(1,167)	(1,157)

Net finance costs from continuing operations		(870)	(1,113)	(1,069)
1.    Includes interest expense on lease liabilities (see note 13 for details).
2.    Interest on funding attributable to assets in the course of construction in the current year was capitalised at a rate of 3.1% (2020: 3.6%; 2019: 3.9%). In the UK, capitalised interest qualifies for a current year tax deduction with tax relief claimed of £13 million (2020: £15 million; 2019: £19 million). In the US, capitalised interest is added to the cost of plant and qualifies for tax depreciation allowances.
3. Includes a net foreign exchange gain on borrowing activities of £172 million (2020: £66 million gain; 2019: £264 million gain) offset by foreign exchange losses and gains on financing derivatives measured at fair value.